PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	LAND	BUILDINGS	GROWING & PROCESSING EQUIPMENT	LEASEHOLD IMPROVEMENTS	OTHER	RIGHT-OF-USE ASSETS	TOTAL
Cost
Balance, September 30, 2023	$4,705	$160,980	$166,940	$555	$14,419	$4,600	$352,199
Additions	—	1,811	2,253	—	180	1,384	5,628
Disposals	—	—	(241)	—	(1)	(2,225)	(2,467)
Balance, September 30, 2024	$4,705	$162,791	$168,952	$555	$14,598	$3,759	$355,360
Acquisitions through business combinations (Note 26)	—	—	7,596	10,383	1,885	5,744	25,608
Additions	—	1,216	10,441	214	1,299	—	13,170
Disposals	—	—	(679)	—	—	—	(679)
Balance, September 30, 2025	$4,705	$164,007	$186,310	$11,152	$17,782	$9,503	$393,459

Accumulated depreciation and impairment
Balance, September 30, 2023	$(2,721)	$(99,897)	$(136,571)	$(415)	$(11,178)	$(2,236)	$(253,018)
Adjustment	—	(3,420)	4,011	—	—	—	591
Depreciation	—	(2,882)	(5,200)	—	(499)	(359)	(8,940)
Disposals	—	—	176	—	1	2,061	2,238
Balance, September 30, 2024	$(2,721)	$(106,199)	$(137,584)	$(415)	$(11,676)	$(534)	$(259,129)
Depreciation	—	(3,023)	(6,324)	(912)	(592)	(1,060)	(11,911)
Disposals	—	—	558	—	—	—	558
Balance, September 30, 2025	$(2,721)	$(109,222)	$(143,350)	$(1,327)	$(12,268)	$(1,594)	$(270,482)

Carrying amount
September 30, 2024	$1,984	$56,592	$31,368	$140	$2,922	$3,225	$96,231
September 30, 2025	$1,984	$54,785	$42,960	$9,825	$5,514	$7,909	$122,977
Included in deferred charges and deposits is $3,540 (September 30, 2024 - $471) paid to secure the acquisition of growing and processing equipment. The amounts will be recorded within property, plant and equipment as the equipment is received.
Reconciliation of property, plant, and equipment additions to the statements of cash flows
The following table reconciles additions of property, plant, and equipment per the above table to the purchases of property, plant, and equipment per the statements of cash flows:

	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Total additions (including right-of-use lease assets)	$38,778	$5,763
Additions related to business combinations	(25,608)	—
Additions related to right-of-use lease assets	—	(1,384)
Net change in deferred charges and deposits related to purchases of property, plant and equipment	3,798	258
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	54	94
Purchase of property, plant and equipment	$17,022	$4,731